3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981- 4659

direct fax:  (866) 422 - 2114

falcoj@pepperlaw.com

July 29, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             StoneCastle Financial Corp.
Investment Company Act File No. 811-22853

Ladies and Gentlemen:

On behalf of StoneCastle Financial Corp. (the “Corporation”), transmitted herewith for filing is a registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended , relating to the issuance by the Corporation of up to $50,000,000 in aggregate offering price of its shares of common stock, par value $0.001 per share, in connection with the offering described in the Registration Statement . The Company is a closed-end, non-diversified, management investment company whose shares are listed on the NASDAQ Global Select Market under the trading or “ticker” symbol “BANX.”.

A registration fee of $6,440 due with respect to the filing was paid by funds on account.

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                John M. Ford, Esq.
Rachel N. Schatten, Esq.